BRANDON J. CAGE

Vice President and Managing Counsel

Writer's Direct Number: (205) 268-1889

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

E-mail: brandon.cage@protective.com

May 1, 2025

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Protective Life Insurance Company
Protective Variable Life Separate Account
Premiere II and Premiere III
Filing Pursuant to Rule 497(j) for
File No. 333-52215; 811-07337

Commissioners:

On behalf of Protective Life Insurance Company and the Protective Variable Life Separate Account, I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the Prospectuses and Statements of Additional Information being used in connection with the offering of the “Premiere II and Premiere III”, variable life policies, and otherwise required to be filed under Rule 497(c) do not differ from the Prospectuses and Statements of Additional Information contained in the most recent post-effective amendment to the above referenced registration statement for Protective Variable Life Separate Account as filed electronically with the Commission on April 23, 2025.

Please do not hesitate to call me at (205) 268-1889 if you have any questions.

Sincerely,

/s/ Brandon J. Cage
Brandon J. Cage